UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               ------------------

Check here if Amendment [ ]: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
                 ----------------------------------------------
   Address:      Four Embarcadero Center, Suite 550
                 ----------------------------------------------
                 San Francisco, CA 94111
                 ----------------------------------------------

                 ----------------------------------------------

Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA      2/10/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                      NA
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     27
                                        --------------------

Form 13F Information Table Value Total:     254,047
                                        --------------------
                                            (thousands)


List of Other Included Managers:   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- -------- ------ ------
BAIDU COM INC             SPON ADR REP A   056752108      13        200  SH            Sole                        200
CANON INC                 ADR              138006309  14,666    249,300  SH            Sole                    249,300
CHINA MOBILE HONG
  KONG LTD                SPONSORED ADR    16941M109  28,316  1,177,850  SH            Sole                  1,177,850
CHUNGHWA TELECOM CO LTD   SPONSORED ADR    17133Q205  27,789  1,514,400  SH            Sole                  1,514,400
HSBC HLDGS PLC            SPON ADR NEW     404280406  46,906    582,897  SH            Sole                    582,897
HONDA MOTOR LTD           AMERN SHS        438128308  10,226    353,000  SH            Sole                    353,000
HUANENG PWR INTL INC      SPON ADR N       443304100   2,065     78,800  SH            Sole                     78,800
KOOKMIN BK NEW            SPONSORED ADR    50049M109  15,197    203,409  SH            Sole                    203,409
KOREA ELECTRIC PWR        SPONSORED ADR    500631106   5,434    278,810  SH            Sole                    278,810
KT CORP                   SPONSORED ADR    48268K101  18,707    868,090  SH            Sole                    868,090
LG PHILIP LCD CO LTD      SPONS ADR REP    50186V102     751     35,000  SH            Sole                     35,000
THE9 LTD                  ADR              88337K104     870     56,900  SH            Sole                     56,900
NIPPON TELEG & TEL CORP   SPONSORED ADR    654624105   3,408    149,425  SH            Sole                    149,425
PETROCHINA CO LTD         SPONSORED ADR    71646E100   5,908     72,090  SH            Sole                     72,090
REDIFF COM INDIA LTD      SPONSORED ADR    757479100   1,301     72,000  SH            Sole                     72,000
ASIA SATELLITE
  TELECOMMUNCNT           SPONSORED ADR    04516X106      22      1,300  SH            Sole                      1,300
SHINHAN FINANCIAL
  GROUP CO L              SPN ADR RESTRD   824596100     488      5,990  SH            Sole                      5,990
SIFY LTD                  SPONSORED ADR    82655M107   2,390    222,100  SH            Sole                    222,100
SINA CORP                 ORD              G81477104  10,473    433,500  SH            Sole                    433,500
SK TELECOM LTD            SPONSORED ADR    78440P108  23,682  1,167,200  SH            Sole                  1,167,200
SEMICONDUCTOR MFG
  INTL CRP                SPONSORED ADR    81663N206   1,632    241,400  SH            Sole                    241,400
SONY CORP                 ADR NEW          835699307   4,174    102,300  SH            Sole                    102,300
PT TELEKOMUNIKASI
  INDONESIA               SPONSORED ADR    715684106  19,512    817,780  SH            Sole                    817,780
TOYOTA MOTOR CORP         SP ADR REP2COM   892331307   7,386     70,600  SH            Sole                     70,600
TAIWAN SEMICONDUCTOR
  MFG LTD                 SPONSORED ADR    874039100     163     16,440  SH            Sole                     16,440
TAIWAN FD INC             COM              874036106     195     13,000  SH            Sole                     13,000
WIDERTHAN CO LTD          SPONS ADR        967593104   2,373    156,000  SH            Sole                    156,000